SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS' EQUITY
a.The ordinary shares, par value NIS 1.0 per share, of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares ("ADSs"), each representing one fully paid ordinary share, are traded on The NASDAQ Stock Market.
b.Share option plan:
2016 Share Incentive Plan
In February 2016 the Company adopted the 2016 Share Incentive Plan (the "2016 Plan" ). The Company adopted the 2016 Plan to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company’s profitability.
Under the 2016 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including: any type of an option to acquire the Company's ordinary shares; share appreciation right; share and/or restricted share award ("RSA"); restricted stock unit ("RSU") and/or other share unit; and/or other share-based award and/or other right or benefit under the 2016 Plan, including any such equity-related award that is a performance-based award (each an "Award").
Generally, under the terms of the 2016 Plan, unless determined otherwise by the administrator of the 2016 Plan, 25% of an Award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years. Specifically with respect to RSUs and options granted with an exercise price equal to the nominal value of an ordinary share ("par value options"), unless determined otherwise by the Board of Directors, 25% of the RSUs and the par value options granted become vested on each of the four consecutive annual anniversaries following the date of grant.
Certain executive officers are entitled to acceleration of vesting of Awards in the event of a change of control, subject to certain conditions. Awards with a vesting period expire six years after the date of grant. Pursuant to a resolution of the Company's Board of Directors dated February 4, 2014, options that are performance-based and that were granted during calendar year 2014 and thereafter shall expire seven years following the date of grant. The maximum number of shares that may be subject to Awards granted under each of the Plans is calculated each calendar year as 3% of the Company’s issued and outstanding share capital as of December 31 of the preceding calendar year (pursuant to an amendment of the 2016 Plan approved by the Board of Directors on October 2, 2019). Such amount is reset for each calendar year. Awards are non-transferable except by will or the laws of descent and distribution.
Options granted under the 2016 Plan are granted at an exercise price equal to the average of the closing prices of one ADR as quoted on the NASDAQ market during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2016 Plan (including par value options).
The Company’s Board of Directors also adopted an addendum to the 2016 Plan for Awards granted to residents of Israel (the "Addendum") and resolved to elect the "Capital Gains Route" (as defined in Section 102(b)(2)) of the Israeli Income Tax Ordinance-5721-1961 ("Tax Ordinance") for the grant of Awards to Israeli grantees. There is also a U.S. addendum under the 2016 Plan that applies to non-qualified stock options for purposes of U.S. tax laws.
During 2022, the Company granted 1,070,401 options and restricted share units under the 2016 Plan (which constituted 1.68% of the Company issued and outstanding share capital as of December 31, 2021).
Pursuant to the terms of the acquisitions of, Nexidia, inContact, Guardian Analytics and ContactEngine, the Company assumed or replaced unvested options, RSAs and RSUs and converted them or replaced them with the Company's options, RSAs and RSUs, as applicable, based on an agreed exchange ratio. Each assumed or replaced option, RSA and RSU is subject to the same terms and conditions, including vesting, exercisability and expiration, as originally applied to any such option, RSA and RSU immediately prior to the acquisition.
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2022, 2021 and 2020 was estimated using the following assumptions:

	2022	2021	2020
Expected volatility	29.45%-34.11%	26.21%-27.87%	0.00%-25.79%
Risk free interest rate	1.78%-4.15%	0.30%-0.93%	0.00%-0.86%
Expected dividend	$—	—	—
Expected term (in years)	3.5	3.5	3.5
A summary of the Company's stock options activity and related information for the year ended December 31, 2022, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2022	1,108,652	21.20	4.42	313,083
Granted	386,219	13.90
Exercised	(213,951)	3.58
Cancelled	(1,007)	27.76
Forfeited	(99,941)	0.43

Outstanding at December 31, 2022	1,179,972	23.76	4.31	200,905

Exercisable at December 31, 2022	436,520	57.66	2.90	60,737
The weighted-average grant-date fair value of options granted during the years 2022, 2021 and 2020 was $198.41, $243.34 and $192.44, respectively.
The total intrinsic value of options exercised, and restricted shares vested during the years 2022, 2021 and 2020 was $178,693, $189,408 and $180,234, respectively.
The options outstanding under the Company's stock option plans as of December 31, 2022, have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2022	Weighted average remaining contractual term	Weighted average exercise price	Options Exercisable as of December 31, 2022	Weighted average exercise price of options exercisable
		(Years)	$		$
$0.27 - 0.32	1,006,545	4.52	0.29	276,744	0.29
$6.82 -7.18	1,521	1.04	7.03	1,521	7.03
$20.44 - 24.99	2,159	4.98	21.73	2,157	21.73
$38.06 - 54.51	3,534	3.45	45.48	3,215	44.59
$79.21 - 96.74	47,259	0.97	88.69	47,259	88.69
$151.63 - 224.18	95,378	3.79	187.19	82,048	185.52
$232.20	23,576	4.32	232.20	23,576	232.20

	1,179,972	4.31	23.76	436,520	57.66
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2022, is as follows:

Number of RSU and RSA (*)
Outstanding at January 1, 2022	1,609,009
Granted	684,182
Vested	(626,815)
Forfeited	(142,153)

Outstanding at December 31, 2022	1,524,223
(*) NIS 1.0 par value, which represents approximately $0.29.
The weighted-average grant-date fair value of restricted shares granted during the year 2022 was $221.49.
As of December 31, 2022, the total compensation cost related to non-vested awards not yet recognized was approximately $286,034, which is expected to be recognized over a period of up to four years.
The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the years ended December 31, 2022, 2021 and 2020 was comprised as follows:

	Year ended December 31,
	2022	2021	2020
Cost of revenues	$18,535	$17,879	$11,313
Research and development, net	39,747	28,558	13,668
Selling and marketing	57,114	42,021	30,262
General and administrative	73,492	67,914	48,221

Total stock-based compensation expenses	$188,888	$156,372	$103,464
c.Treasury shares:
On February 12, 2020, our Board of Directors authorized a program to repurchase up to $200,000 of our issued and outstanding ordinary shares and ADRs, which commenced following completion of the repurchase program that was authorized by our Board of Directors in 2017.On November 9, 2022, our Board of Directors authorized an additional program to repurchase up to $250,000 of our issued and outstanding ordinary shares and ADRs, which commenced following completion of the program that was authorized in 2020. Repurchases may be made from time to time in the open market or in privately negotiated transactions in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors including market conditions, alternative investment opportunities and other considerations.
These programs do not obligate us to acquire any particular amount of ordinary shares and ADRs and each program may be modified or discontinued at any time without prior notice.